Leases - Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases
Operating fixed lease cost	$ 1,596	$ 2,127
Operating variable lease cost	164	238
Total lease cost	$ 1,760	$ 2,365